(Vanguard Target Retirement 2025 Fund Retail) (Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2025 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%